Principles of Consolidation, Organization and Nature of Operations (Detail Textuals) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Megawatt	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Principles Of Consolidation, Organization And Nature Of Operations [Line Items]
Cash	$ 5,831	$ 1,170	$ 2,940
Debt	336	1
Shareholders' equity	$ 10,782	6,166	$ 4,978
Term of estimated liquidity	12 months
Powerhouse License Agreement
Principles Of Consolidation, Organization And Nature Of Operations [Line Items]
Sell minimum quantity of solar within 5 - years | Megawatt	50
Payment for license fee	$ 3,000
Cash	5,800
Working capital	6,900
Debt	500
Shareholders' equity	10,800
License fee	$ 2,000	$ 1,000